Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(
1
6
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Commitments
and
Contingencies

Credit-Related
Financial
Instruments.
The Company is a party to credit-related financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit and commercial letters of credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets.

The Company’s exposure to credit loss is represented by the contractual amount of these commitments. The Company follows the same credit policies in making commitments as it does for on-balance sheet instruments.

At
December 31, 2018
and
2017,
the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	20 1 8	2017

Commitments to Extend Credit	$98,736,000	$96,374,000
Standby Letters of Credit	1,525,000	1,536,000

Commitments to extend credit are agreements to lend to a customer as long as there is no
violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may
require payment of a fee. The commitments for equity lines of credit may
expire without being drawn upon. Therefore, the total commitment amounts do not
necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Company, is based on management’s credit evaluation of the customer.

Unfunded commitments under commercial lines of credit, revolving credit lines and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. These lines of credit are uncollateralized and usually do not
contain a specified maturity date and
may
not
be drawn upon to the total extent to which the Company is committed.

Standby and performance letters of credit are conditional lending commitments issued by the Company to guarantee the performance of a customer to a third
party. Those letters of credit are primarily issued to support public and private borrowing arrangements. Essentially all letters of credit issued have expiration dates within one
year. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Legal
Contingencies.
In the ordinary course of business, there are various legal proceedings pending against Colony and its subsidiary. The aggregate liabilities, if any, arising from such proceedings would not,
in the opinion of management, have a material adverse effect on Colony’s consolidated financial position.